Filed under Rules 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Global Real Estate Fund

(the “Fund”)

Supplement dated December 19, 2022

to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) each dated October 1, 2022, as supplemented and amended to date

Effective on December 31, 2022, Mark Blackburn, portfolio manager associated with Invesco, will no longer act as a portfolio manager of the Fund. Accordingly, references to Mr. Blackburn in the Fund’s Summary Prospectus, Prospectus and SAI are hereby removed.

Capitalized terms used but not defined herein shall have the meanings assigned to them in the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.